Note 10 - Capital Stock (Details) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	29,789,992	24,244,050	23,456,611
Common Stock, Shares, Outstanding (in Shares)	29,789,992	24,244,050	23,456,611
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs	CAD 3,368,674	CAD 1,254,178	CAD 6,390,670
Odidi Holdco [Member]
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	5,781,312	5,781,312
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	19.00%	24.00%	26.00%